Subordinated Debt (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Maturities of Subordinated Debt and Repayment

The face values, terms to maturity and carrying values of our subordinated debt are as follows:

(Canadian $ in millions, except as noted)	Face value	Maturity date	Interest rate (%)	Redeemable at our option	2018 Total	2017 Total
Debentures Series 20	150	December 2025 to 2040	8.25	Not redeemable	143	148
Series F Medium-Term Notes, First Tranche	900	March 2023	6.17	March 2018 (1)	–	905
Series H Medium-Term Notes, First Tranche (8)	1,000	September 2024	3.12	September 2019 (2)	1,003	1,016
Series H Medium-Term Notes, Second Tranche (8)	1,000	December 2025	3.34	December 2020 (3)	916	969
Series I Medium-Term Notes, First Tranche (8)	1,250	June 2026	3.32	June 2021 (4)	1,222	1,178
Series I Medium-Term Notes, Second Tranche (8)	850	June 2027	2.57	June 2022 (5)	813	813
3.803% Subordinated Notes due 2032 (8)(9)	US 1,250	December 2032	3.80	December 2027 (6)	1,573	–
4.338% Subordinated Notes due 2028 (8)(10)	US 850	October 2028	4.34	October 2023 (7)	1,112	–
Total (11)					6,782	5,029

(1)	All $900 million Series F Medium-Term Notes, First Tranche were redeemed on March 28, 2018 for 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date.
(2)	Redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing September 19, 2019.
(3)

Redeemable at the greater of par and the Canada Yield Price prior to December 8, 2020, and redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing December 8, 2020.

(4)

Redeemable at the greater of par and the Canada Yield Price prior to June 1, 2021, and redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing June 1, 2021.

(5)

Redeemable at the greater of par and the Canada Yield Price prior to June 1, 2022, and redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing June 1, 2022.

(6)	Redeemable at par on December 15, 2027 together with accrued and unpaid interest to, but excluding, the redemption date.
(7)	Redeemable at par on October 5, 2023 together with accrued and unpaid interest to, but excluding, the redemption date.
(8)

These notes include a non-viability contingent capital provision, which is necessary for notes issued after a certain date to qualify as regulatory capital under Basel III. As such, the notes are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.

(9)	On December 12, 2017, we issued US$1,250 million of 3.803% subordinated notes.
(10)	On October 5, 2018, we issued US$850 million of 4.338% subordinated notes.
(11)

Certain amounts of subordinated debt were issued at a premium or discount and include fair value hedge adjustments, which together decreased their carrying value as at October 31, 2018 by $233 million ($121 million in 2017); see Note 8 for further details. The carrying value is also adjusted for the subordinated debt holdings, held for market making purposes.

Certain comparative figures have been reclassified to conform with the current year’s presentation.